Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our board of directors recognizes the critical importance of maintaining the trust and confidence of our customers, clients, business partners and employees. Our IT general controls cybersecurity policies, standards, processes and practices are fully integrated into our risk management approach. In general, we seek to address IT general controls cybersecurity risks through a comprehensive, cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our IT general controls cybersecurity policies, standards, processes and practices are fully integrated into our risk management approach.